                                            Registration No. 333-283640

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 2	X

Symetra Life Insurance Company (Name of Insurance Company)
777 108th Ave NE, Suite 1200 Bellevue, WA 98004 (Address of Insurance Company's principal executive offices) (Zip Code)
(425)-256-8000 (Insurance Company's Telephone Number, including Area Code)
David Dimitri Senior Counsel Symetra Life Insurance Company 777 108th Ave NE, Suite 1200 Bellevue, WA 98004 (Name and address of agent for service)
Approximate date of commencement of proposed sale to the public: As soon as practicable after this registration statement becomes effective.
It is proposed that this filing will become effective:

Immediately upon filing pursuant to paragraph (b)
X	On March 16, 2025, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On ___________ pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”)
If appropriate, check the following:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:

New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

X	Insurance Company relying on Rule 12h-7 under the Exchange Act
Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 (“Amendment”) to the Registration Statement on Form N-4 for Symetra Trek Plus is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of delaying, until March 16, 2025, the effective date of Post-Effective Amendment No. 1, filed on December 20, 2024 (SEC Accession No. 0001559495-24-000056) pursuant to paragraph (a)(1) under Rule 485 of the Securities Act.

This Amendment incorporates by reference the information contained in the Prospectus, Statement of Additional information, and Part C of Post-Effective Amendment No. 1.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bellevue and State of Washington, on this 12th day of February, 2025.

SYMETRA LIFE INSURANCE COMPANY (Insurance Company)

By:	Margaret A. Meister
Name: Margaret A. Meister
Title: President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

NAME	TITLE	DATE
Tommie D. Brooks Tommie D. Brooks	Director, Chief Financial Officer, Executive Vice President (Principal Accounting Officer & Principal Financial Officer)	February 10, 2025
Mark E. Hunt Mark E. Hunt	Director	February 10, 2025
Koichi Kiyota Koichi Kiyota	Director	February 10, 2025
Margaret A. Meister Margaret A. Meister	Director and President (Principal Executive Officer)	February 12, 2025
Wesley W. Severin Wesley W. Severin	Director and Executive Vice President	February 10, 2025
Shin Umehara Shin Umehara	Director	February 10, 2025
Jacqueline M. Veneziani Jacqueline M. Veneziani	Director, General Counsel, Senior Vice President and Secretary	February 10, 2025
Mindi E. Work Mindi E. Work	Director and Executive Vice President	February 12, 2025